Summary of Capital Ratios for Bank (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jan. 21, 2011	Dec. 31, 2012 Bank	Dec. 31, 2011 Bank
Regulatory Requirements [Line Items]
Total capital (to risk-weighted assets) Actual Amount			$ 28,321	$ 13,756
Total capital (to risk-weighted assets) Actual Ratio	12.62%	12.00%	12.60%	6.10%
Total capital (to risk-weighted assets) Minimum for Capital Adequacy Purposes Amount			17,949	18,060
Total capital (to risk-weighted assets) Minimum for Capital Adequacy Purposes Ratio	8.00%		8.00%	8.00%
Total capital (to risk-weighted assets) Minimum to Be Well Capitalized Amount			22,436	22,575
Total capital (to risk-weighted assets) Minimum to Be Well Capitalized Ratio	10.00%		10.00%	10.00%
Tier 1 capital (to risk-weighted assets) Actual Amount			25,514	10,860
Tier 1 capital (to risk-weighted assets) Actual Ratio			11.40%	4.80%
Tier 1 capital (to risk-weighted assets) Minimum for Capital Adequacy Purposes Amount			8,974	9,030
Tier 1 capital (to risk-weighted assets) Minimum for Capital Adequacy Purposes Ratio	4.00%		4.00%	4.00%
Tier 1 capital (to risk-weighted assets) Minimum to Be Well Capitalized Amount			13,461	13,545
Tier 1 capital (to risk-weighted assets) Minimum to Be Well Capitalized Ratio	6.00%		6.00%	6.00%
Tier 1 capital (to average assets) Actual Amount			25,514	10,860
Tier 1 capital (to average assets) Actual Ratio	7.73%	8.00%	7.70%	3.30%
Tier 1 capital (to average assets) Minimum for Capital Adequacy Purposes Amount			13,195	13,181
Tier 1 capital (to average assets) Minimum for Capital Adequacy Purposes Ratio	4.00%		4.00%	4.00%
Tier 1 capital (to average assets) Minimum to Be Well Capitalized Amount			$ 16,494	$ 16,477
Tier 1 capital (to average assets) Minimum to Be Well Capitalized Ratio	5.00%		5.00%	5.00%